CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEETS

	December 31,
	2013	2012
Assets
Current assets
Cash	$-	$50,158
Prepaid expense and other current assets	-	89,940
Investments in subsidiaries	44,514,696	40,961,908
Total assets	$44,514,696	$41,102,006
Liabilities and Stockholders’ equity
Current liabilities
Accrued expenses and other payables	32,546	1,346,714
Total liabilities	32,546	1,346,714
Total stockholders’ equity	44,482,150	39,755,292
Total liabilities and stockholders’ equity	$44,514,696	$41,102,006

Schedule of Condensed Income Statement [Table Text Block]
CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2013	2012	2011
General and administrative expenses	$-	$(180,170)	$(771)
Equity income of subsidiaries	3,474,017	4,668,927	9,954,479

Net income	$3,474,017	$4,488,757	$9,953,708

Schedule of Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2013	2012	2011

Net cash used in operating activities	$-	$(14,338)	$10,976,260
Net cash provided by investing activities	-	-	(12,322,324)
Net cash provided by financing activities	(50,158)	-	1,410,560
Cash as January 1	50,158	64,496	-
Cash as of December 31	$-	$50,158	$64,496